Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Discount on Common Stock [Member]	Subscriptions Receivable [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jul. 21, 2016
Balance, shares at Jul. 21, 2016
Issuance of shares to founders	$ 2,000					2,000
Issuance of shares to founders, shares	20,000,000
Capital contribution in settlement of obligations				312		312
Net loss					(7,562)	(7,562)
Balance at Dec. 31, 2016	$ 2,000			312	(7,562)	(5,250)
Balance, shares at Dec. 31, 2016	20,000,000
Redemption of shares	$ (2,000)			2,000
Redemption of shares, shares	(20,000,000)
Issuance of shares as a result of change in control	$ 500	(500)
Issuance of shares as a result of change in control, shares	5,000,000
Sale of shares for cash	$ 1,401			159,151		160,552
Sale of shares for cash, shares	14,003,367
Subscriptions deposits			420			420
Net loss					(65,953)	(65,953)
Balance at Dec. 31, 2017	$ 1,901	$ (500)	$ 420	$ 159,463	$ (73,515)	89,769
Balance, shares at Dec. 31, 2017	19,003,367
Net loss						(34,008)
Balance at Mar. 31, 2018						$ 42,491